JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.1% (96.2% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 136.8% (83.3% of Total Investments) (2)
	Aerospace & Defense – 1.5% (0.9% of Total Investments)
$651	Dynasty Acquisition Co., Inc., Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	$634,568
350	Dynasty Acquisition Co., Inc., Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	341,165
11,643	TransDigm, Inc., Term Loan E	2.363%	1-Month LIBOR	2.250%	5/30/25	Ba3	11,516,710
1,990	TransDigm, Inc., Term Loan G	2.363%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,969,647
14,634	Total Aerospace & Defense						14,462,090
	Airlines – 4.6% (2.8% of Total Investments)
3,234	American Airlines, Inc., First Lien Term Loan	1.860%	1-Month LIBOR	1.750%	1/29/27	Ba3	3,022,046
2,138	American Airlines, Inc., Incremental Term Loan	2.115%	1-Month LIBOR	2.000%	12/14/23	Ba3	2,066,187
1,855	American Airlines, Inc., Term Loan B	2.110%	1-Month LIBOR	2.000%	4/28/23	Ba3	1,790,728
10,488	American Airlines, Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	6/27/25	Ba3	9,702,622
3,895	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	4,011,351
7,900	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	7,661,144
10,350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	11,061,562
4,000	United Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	4,052,500
43,860	Total Airlines						43,368,140
	Auto Components – 1.3% (0.8% of Total Investments)
8,705	Clarios Global LP, Term Loan B	3.363%	1-Month LIBOR	3.250%	4/30/26	B1	8,629,888
2,494	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	2,502,067
1,000	Truck Hero, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/24/28	B2	999,605
12,199	Total Auto Components						12,131,560
	Automobiles – 1.5% (0.9% of Total Investments)
14,550	Navistar International Corporation, First Lien Term Loan B	3.610%	1-Month LIBOR	3.500%	11/06/24	Ba2	14,562,731
	Beverages – 0.7% (0.4% of Total Investments)
1,741	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,742,813
1,976	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/01/28	B+	1,983,410

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$3,000	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	$2,993,430
6,717	Total Beverages						6,719,653
	Building Products – 2.7% (1.7% of Total Investments)
63	Advanced Drainage Systems Inc, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Baa3	63,609
2,775	Cornerstone Building Brands, Inc., Term Loan B	3.365%	3-Month LIBOR	3.250%	4/12/28	B+	2,754,187
1,293	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	1,291,260
287	LBM Acquisition LLC, Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	286,947
998	MI Windows and Doors, LLC, Term Loan	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,000,617
1,000	Park River Holdings Inc, Term Loan	4.000%	3-Month LIBOR	3.250%	12/28/27	B+	995,780
440	Potters Industries, LLC, Term Loan B	4.750%	3-Month LIBOR	4.000%	12/14/27	B	441,100
17,544	Quikrete Holdings, Inc., First Lien Term Loan	2.613%	1-Month LIBOR	2.500%	1/31/27	BB-	17,403,485
1,500	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	1,499,070
25,900	Total Building Products						25,736,055
	Capital Markets – 0.5% (0.3% of Total Investments)
1,306	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	3-Month LIBOR	4.750%	2/09/26	B	1,304,759
3,676	RPI Intermediate Finance Trust, Term Loan B1	1.863%	1-Month LIBOR	1.750%	2/11/27	BBB-	3,673,151
4,982	Total Capital Markets						4,977,910
	Chemicals – 1.8% (1.1% of Total Investments)
905	ASP Unifrax Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	862,690
1,578	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	1,570,003
6,784	Axalta Coating Systems US Holdings Inc., Term Loan B3	1.953%	3-Month LIBOR	1.750%	6/01/24	Ba1	6,749,053
2,175	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	2,169,225
5,942	Ineos US Finance LLC, Term Loan B	2.110%	1-Month LIBOR	2.000%	3/31/24	BBB-	5,884,179
17,384	Total Chemicals						17,235,150
	Commercial Services & Supplies – 5.2% (3.2% of Total Investments)
1,250	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,257,294
10,123	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,084,149
8,712	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	B1	8,735,598
3,673	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	3,678,580
2,887	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	2,893,607
2,375	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	2,368,136

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$13,280	Trans Union, LLC, Term Loan B5	1.863%	1-Month LIBOR	1.750%	11/15/26	BBB-	$13,200,940
6,839	Travelport Finance (Luxembourg) S.a.r.l., Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	1.500%	2/28/25	B-	6,991,940
49,139	Total Commercial Services & Supplies						49,210,244
	Communications Equipment – 2.5% (1.5% of Total Investments)
5,115	Avaya, Inc., Term Loan B	4.365%	1-Month LIBOR	4.250%	12/15/27	BB-	5,128,416
1,496	CommScope, Inc., Term Loan B	3.363%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,488,961
3,579	Eagle Broadband Investments LLC, Term Loan	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	3,579,873
2,955	Fleet U.S. Bidco Inc., Term Loan B	3.113%	1-Month LIBOR	3.000%	10/07/26	B+	2,925,450
6,109	Plantronics Inc, Term Loan B	2.609%	1-Month LIBOR	2.500%	7/02/25	Ba2	6,043,232
4,935	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	4,698,348
12	Riverbed Technology, Inc., Term Loan B	7.000%	2-Month LIBOR	6.000%	12/31/25	B2	11,422
137	Univision Communications Inc., Term Loan C5	2.860%	1-Month LIBOR	2.750%	3/15/24	B	136,958
24,338	Total Communications Equipment						24,012,660
	Construction & Engineering – 0.5% (0.3% of Total Investments)
750	AECOM, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	750,472
1,805	Aegion Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,814,025
2,388	Brown Group Holding LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,378,547
4,943	Total Construction & Engineering						4,943,044
	Containers & Packaging – 1.4% (0.9% of Total Investments)
4,860	Berry Global, Inc., Term Loan Z	1.861%	1-Month LIBOR	1.750%	7/01/26	BBB-	4,825,762
4,988	Reynolds Group Holdings Inc. , Term Loan B2	3.363%	1-Month LIBOR	3.250%	2/05/26	B+	4,950,094
696	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	690,481
3,094	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	3,069,767
13,638	Total Containers & Packaging						13,536,104
	Diversified Consumer Services – 0.8% (0.5% of Total Investments)
7,239	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	7,217,800
229	Cengage Learning, Inc., Term Loan B	5.250%	2-Month LIBOR	4.250%	6/07/23	B	228,329
7,468	Total Diversified Consumer Services						7,446,129
	Diversified Financial Services – 1.1% (0.7% of Total Investments)
2,355	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,366,581
328	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	329,032
1,423	Belk, Inc., Term Loan	10.000%	3-Month LIBOR	10.000%	7/31/25	N/R	926,729
3,858	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	742,555

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$1,725	FleetCor Technologies Operating Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	$1,721,231
997	Lions Gate Capital Holdings LLC, Term Loan B	2.363%	1-Month LIBOR	2.250%	3/24/25	Ba2	989,642
2,250	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,245,781
1,500	Verscend Holding Corp., Term Loan B	4.177%	3-Month LIBOR	4.000%	8/27/25	BB-	1,501,875
14,436	Total Diversified Financial Services						10,823,426
	Diversified Telecommunication Services – 3.6% (2.2% of Total Investments)
1,318	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.688%	1/31/26	B	1,309,352
11,744	Altice France S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	11,736,146
14,814	CenturyLink, Inc., Term Loan A	2.113%	1-Month LIBOR	2.000%	1/31/25	BBB-	14,739,905
192	CenturyLink, Inc., Term Loan B	2.363%	1-Month LIBOR	2.250%	3/15/27	BB+	190,290
4,149	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	4,140,030
747	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	745,205
1,781	Zayo Group Holdings, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	3/09/27	B1	1,765,990
34,745	Total Diversified Telecommunication Services						34,626,918
	Electric Utilities – 0.2% (0.1% of Total Investments)
993	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	990,798
1,340	Vistra Operations Company LLC, First Lien Term Loan B3	1.861%	1-Month LIBOR	1.750%	12/31/25	Baa3	1,330,099
2,333	Total Electric Utilities						2,320,897
	Electrical Equipment – 0.9% (0.5% of Total Investments)
2,163	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	2,132,186
4,480	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,513,331
1,485	Vertiv Group Corporation, Term Loan B	2.861%	1-Month LIBOR	2.750%	3/02/27	B+	1,478,798
8,128	Total Electrical Equipment						8,124,315
	Entertainment – 1.0% (0.6% of Total Investments)
1,915	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.195%	Prime	3.000%	4/22/26	CCC	1,690,278
6,932	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	5,969,232
2,103	NASCAR Holdings, Inc, Term Loan B	2.863%	1-Month LIBOR	2.750%	10/18/26	BB	2,091,524
10,950	Total Entertainment						9,751,034
	Food & Staples Retailing – 3.5% (2.2% of Total Investments)
1,492	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B-	1,495,112
667	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	669,830

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$11,471	H Food Holdings LLC, Term Loan B	3.801%	1-Month LIBOR	3.687%	5/31/25	B2	$11,385,440
13,500	JBS USA Lux S.A., Term Loan B	2.113%	1-Month LIBOR	2.000%	5/01/26	BBB	13,479,330
6,579	US Foods, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	6/27/23	BB-	6,515,711
33,709	Total Food & Staples Retailing						33,545,423
	Food Products – 0.2% (0.1% of Total Investments)
1,985	Froneri International Ltd., Term Loan	2.363%	1-Month LIBOR	2.250%	1/31/27	B1	1,958,709
	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)
6,215	Viant Medical Holdings, Inc., First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	7/02/25	B3	6,049,260
	Health Care Providers & Services – 12.0% (7.3% of Total Investments)
2,000	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	1,986,670
9,683	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	9,714,359
2,961	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	2,922,683
12,384	Albany Molecular Research, Inc., First Lien Term Loan	4.250%	1-Month LIBOR	3.250%	8/30/24	B	12,413,834
7,848	ATI Holdings Acquisition, Inc., Term Loan	4.500%	6-Month LIBOR	3.500%	5/10/23	B2	7,852,492
2,327	BW NHHC Holdco, Inc., First Lien Term Loan	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	2,178,057
1,866	Envision Healthcare Corporation, First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	10/10/25	Caa1	1,571,561
11,747	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	11,739,236
1,847	Global Medical Response, Inc., Term Loan B	5.750%	6-Month LIBOR	4.750%	10/02/25	B	1,852,728
8,627	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	8,653,753
802	National Mentor Holdings, Inc., Delayed Draw Term Loan	1.875%	3-Month LIBOR	1.875%	3/02/28	B1	802,631
7,294	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	7,296,646
243	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	243,222
3,385	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	3,355,381
3,117	Phoenix Guarantor Inc, Term Loan B2	3.611%	1-Month LIBOR	3.500%	3/05/26	B	3,093,809
13,219	Phoenix Guarantor Inc, Term Loan B3	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	13,120,011
1,177	Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	1,185,142
140	Quorum Health Corporation, Term Loan, (6)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	143,184
6,863	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (DD1)	3.863%	1-Month LIBOR	3.750%	11/16/25	B1	6,846,734
7,957	Select Medical Corporation, Term Loan B	2.370%	1-Month LIBOR	2.250%	3/06/25	Ba2	7,887,146

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$7,486	Surgery Center Holdings, Inc., Term Loan B, (DD1)	4.250%	1-Month LIBOR	3.250%	9/03/24	B1	$7,469,394
1,745	Team Health Holdings, Inc., First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,632,401
114,718	Total Health Care Providers & Services						113,961,074
	Health Care Technology – 2.0% (1.2% of Total Investments)
8,569	Carestream Health, Inc., Extended Second Lien Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	8,083,163
5,082	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	5,086,628
2,090	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	2,089,554
62	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	61,987
3,577	Zelis Healthcare Corporation, Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	3,562,100
19,380	Total Health Care Technology						18,883,432
	Hotels, Restaurants & Leisure – 16.9% (10.3% of Total Investments)
15,213	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.863%	1-Month LIBOR	1.750%	11/19/26	BB+	15,009,488
348	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	349,765
2,805	Aramark Services, Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	3/11/25	BB+	2,774,454
14,937	Caesars Resort Collection, LLC, First Lien Term Loan B	2.863%	1-Month LIBOR	2.750%	12/22/24	B+	14,791,305
1,493	Caesars Resort Collection, LLC, Term Loan B1	4.613%	1-Month LIBOR	4.500%	7/20/25	B+	1,498,948
3,101	Churchill Downs Incorporated, Incremental Term Loan B1	2.120%	1-Month LIBOR	2.000%	3/17/28	BBB-	3,085,846
1,811	ClubCorp Holdings, Inc., Term Loan B, (DD1)	2.953%	3-Month LIBOR	2.750%	9/18/24	B-	1,746,825
938	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	1,182,741
12,243	Equinox Holdings, Inc., First Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	11,674,367
14,098	Golden Nugget, Inc., Incremental Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	13,956,498
4,681	Hilton Worldwide Finance, LLC, Term Loan B2	1.861%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,646,114
4,938	IRB Holding Corp, Fourth Amendment Incremental Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	4,933,008
13	IRB Holding Corp, Term Loan B	3.750%	3-Month LIBOR	2.750%	2/05/25	B	12,920
4,944	IRB Holding Corp, Term Loan B	3.750%	6-Month LIBOR	2.750%	2/05/25	B	4,913,716
9,533	KFC Holding Co., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	9,552,887

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$17,456	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	$17,540,826
4,302	Marriott Ownership Resorts, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	8/31/25	BB	4,236,270
12,143	Scientific Games International, Inc., Term Loan B5	2.863%	1-Month LIBOR	2.750%	8/14/24	B+	11,986,916
3,648	Stars Group Holdings B.V., Incremental Term Loan	3.703%	3-Month LIBOR	3.500%	7/10/25	BBB-	3,661,348
12,283	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	12,130,492
16,191	Whatabrands LLC, Term Loan B	2.866%	1-Month LIBOR	2.750%	8/03/26	B+	16,104,760
2,438	Wyndham Hotels & Resorts, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	5/30/25	BB+	2,416,854
2,260	Zaxby's Operating Company LLC, First Lien Term Loan	4.500%	1-Month LIBOR	3.750%	12/28/27	B	2,265,932
161,817	Total Hotels, Restaurants & Leisure						160,472,280
	Household Durables – 0.9% (0.6% of Total Investments)
4,236	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	B3	4,247,170
2,747	Serta Simmons Bedding, LLC, Priority Second Out Term Loan, (DD1), (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	2,634,401
1,995	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	1,997,185
8,978	Total Household Durables						8,878,756
	Household Products – 0.6% (0.3% of Total Investments)
5,299	Reynolds Group Holdings Inc. , Term Loan	2.863%	1-Month LIBOR	2.750%	2/05/23	B+	5,293,781
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
1,500	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	3/25/28	B+	1,497,345
	Insurance – 5.1% (3.1% of Total Investments)
16,817	Acrisure, LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	16,591,442
2,000	Alliant Holdings Intermediate LLC, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,002,640
1,142	Alliant Holdings Intermediate, LLC, Term Loan B3	4.250%	1-Month LIBOR	3.750%	11/06/27	B	1,143,989
1,467	Asurion LLC, Term Loan B8	3.363%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,458,748
2,500	Asurion LLC, Term Loan B9	3.363%	1-Month LIBOR	3.250%	8/03/27	Ba3	2,484,637
14,426	Hub International Limited, Term Loan B	3.176%	3-Month LIBOR	3.000%	4/25/25	B	14,253,761
249	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	B1	248,853
1,975	USI, Inc., Incremental Term Loan B	3.453%	3-Month LIBOR	3.250%	12/02/26	B	1,960,196
7,878	USI, Inc., Term Loan	3.203%	3-Month LIBOR	3.000%	5/16/24	B	7,806,495
48,454	Total Insurance						47,950,761
	Interactive Media & Services – 1.0% (0.6% of Total Investments)
1,350	Adevinta, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,351,478

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$5,262	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	$5,242,633
2,766	Rackspace Technology Global, Inc., Term Loan	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	2,747,708
9,378	Total Interactive Media & Services						9,341,819
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
4,000	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	3,998,440
	Internet Software & Services – 0.5% (0.3% of Total Investments)
4,568	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,583,709
	IT Services – 4.0% (2.4% of Total Investments)
750	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	745,781
18,245	Sabre GLBL Inc., Term Loan B	2.113%	1-Month LIBOR	2.000%	2/22/24	Ba3	18,058,200
5,050	Syniverse Holdings, Inc., First Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,991,844
11,022	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	11,025,105
3,446	West Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	3,369,454
38,513	Total IT Services						38,190,384
	Leisure Products – 0.1% (0.1% of Total Investments)
1,134	Hayward Industries, Inc., Incremental Term Loan	4.500%	1-Month LIBOR	3.750%	8/04/26	B+	1,135,977
	Life Sciences Tools & Services – 3.1% (1.9% of Total Investments)
22,354	Parexel International Corporation, Term Loan B	2.863%	1-Month LIBOR	2.750%	9/27/24	B2	22,183,187
7,179	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	7,175,947
29,533	Total Life Sciences Tools & Services						29,359,134
	Machinery – 2.3% (1.4% of Total Investments)
1,972	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,974,159
23	Alliance Laundry Systems LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	10/08/27	B	23,025
962	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	965,540
1,392	Gardner Denver, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	1/31/27	BB+	1,391,938
12,413	Gardner Denver, Inc., Term Loan B2	1.863%	1-Month LIBOR	1.750%	2/28/27	Ba2	12,267,763

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$4,975	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	$4,990,280
21,737	Total Machinery						21,612,705
	Marine – 0.2% (0.1% of Total Investments)
2,638	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	1,820,335
	Media – 13.4% (8.2% of Total Investments)
10,687	Charter Communications Operating, LLC, Term Loan B2	1.870%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,644,945
412	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	387,873
676	Checkout Holding Corp., Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	1.000%	8/15/23	N/R	309,315
10,244	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.685%	3-Month LIBOR	3.500%	8/21/26	B1	9,947,117
26	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.647%	2-Month LIBOR	3.500%	8/21/26	B1	25,246
6,905	Cogeco Communications Finance (USA), LP, Term Loan B	2.113%	1-Month LIBOR	2.000%	1/04/25	BB	6,831,240
9,824	CSC Holdings, LLC, Incremental Term Loan	2.365%	1-Month LIBOR	2.250%	1/15/26	BB	9,740,763
988	CSC Holdings, LLC, Term Loan B1	2.365%	1-Month LIBOR	2.250%	7/17/25	BB	979,382
11,862	CSC Holdings, LLC, Term Loan B5	2.615%	1-Month LIBOR	2.500%	4/15/27	Ba3	11,821,295
1,348	Diamond Sports Group LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	968,563
991	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	989,018
7,500	Gray Television, Inc., Term Loan B	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	7,466,625
4,280	Gray Television, Inc., Term Loan C	2.500%	1-Month LIBOR	2.500%	1/02/26	BB+	4,259,215
938	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB-	939,675
3,792	iHeartCommunications, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	5/01/26	B+	3,751,527
3,627	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	3,697,868
1,979	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (DD1)	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	1,994,007
6,205	Nexstar Broadcasting, Inc., Term Loan B3	2.356%	1-Month LIBOR	2.250%	1/17/24	BBB-	6,190,215
1,726	Nexstar Broadcasting, Inc., Term Loan B4	2.615%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,720,212
2,656	Sinclair Television Group Inc., Term Loan B1	2.370%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,639,524
4,096	Springer Nature Deutschland GmbH, Term Loan B18	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	4,091,264
13,321	Virgin Media Bristol LLC, Term Loan N	2.615%	1-Month LIBOR	2.500%	1/31/28	BB+	13,227,753
7,959	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	7,963,069

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$16,916	Ziggo Financing Partnership, Term Loan I, (DD1)	2.615%	1-Month LIBOR	2.500%	4/30/28	BB	$16,757,252
128,958	Total Media						127,342,963
	Multiline Retail – 0.4% (0.2% of Total Investments)
3,794	EG America LLC, Term Loan	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	3,747,417
	Oil, Gas & Consumable Fuels – 2.8% (1.7% of Total Investments)
998	Altice France S.A., Term Loan B13	2.936%	3-Month LIBOR	2.750%	7/31/25	B	978,597
16,830	Buckeye Partners, L.P., Term Loan B	2.359%	3-Month LIBOR	2.250%	11/01/26	BBB-	16,782,268
3,959	EG Group Limited, Term Loan B	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	3,910,684
824	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (5), (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	857,204
4,969	Fieldwood Energy LLC, Exit First Lien Term Loan, (6)	0.000%	N/A	N/A	4/11/22	N/R	1,924,258
7,035	Fieldwood Energy LLC, Exit Second Lien Term Loan, (6)	0.000%	N/A	N/A	4/11/23	N/R	393,925
781	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	670,084
1,319	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	1,131,678
36,715	Total Oil, Gas & Consumable Fuels						26,648,698
	Personal Products – 3.0% (1.8% of Total Investments)
7,362	Coty Inc., Term Loan B	2.360%	1-Month LIBOR	2.250%	4/05/25	B	7,080,455
2,115	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	2,118,966
5,924	Knowlton Development Corporation Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	12/21/25	N/R	5,870,539
1,536	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	1,517,363
14,916	Revlon Consumer Products Corporation, Term Loan B, (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	11,373,052
23	Revlon Consumer Products Corporation, Term Loan B	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	17,538
31,876	Total Personal Products						27,977,913
	Pharmaceuticals – 5.7% (3.5% of Total Investments)
1,237	Advanz Pharma Corp, Exit Tern Loan B	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	1,236,466
15,308	Alphabet Holding Company, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	9/28/24	B-	15,327,144
11,801	Bausch Health Companies Inc., Term Loan B, (DD1)	3.113%	1-Month LIBOR	3.000%	6/02/25	BB	11,794,821
6,316	Bausch Health Companies Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	11/27/25	BB	6,305,937
397	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	397,962

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$2,666	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B+	$2,605,123
2,431	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,436,574
3,525	Jazz Financing Lux Sarl, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	3,536,738
7,788	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	7,595,345
3,000	Organon & Co, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,995,620
54,469	Total Pharmaceuticals						54,231,730
	Professional Services – 1.4% (0.9% of Total Investments)
2,915	Ceridian HCM Holding Inc., Term Loan B	2.587%	1-Week LIBOR	2.500%	4/30/25	B+	2,872,811
2,962	Creative Artists Agency, LLC , Term Loan B	3.863%	1-Month LIBOR	3.750%	11/26/26	B	2,941,674
179	Dun & Bradstreet Corporation (The), Term Loan	3.361%	1-Month LIBOR	3.250%	2/08/26	BB+	177,868
1,295	Nielsen Consumer Inc., Term Loan B	4.111%	3-Month LIBOR	4.000%	3/05/28	BB	1,294,055
6,361	Nielsen Finance LLC, Term Loan B4	2.113%	1-Month LIBOR	2.000%	10/04/23	BBB-	6,356,206
13,712	Total Professional Services						13,642,614
	Real Estate Management & Development – 1.5% (0.9% of Total Investments)
7,066	Brookfield Property REIT Inc., First Lien Term Loan B	2.613%	1-Month LIBOR	2.500%	8/24/25	BB+	6,734,880
6,437	Brookfield Property REIT Inc., Term Loan A2	3.113%	1-Month LIBOR	3.000%	8/24/23	BB+	6,312,415
1,496	North American Lifting Holdings, Inc., Priority Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	1,565,452
14,999	Total Real Estate Management & Development						14,612,747
	Road & Rail – 1.2% (0.7% of Total Investments)
4,883	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,862,780
6,048	Hertz Corp, (WI/DD), (6)	TBD	TBD	TBD	TBD	N/R	6,089,580
10,931	Total Road & Rail						10,952,360
	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)
598	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	459,320
5,683	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	5,689,492
6,207	ON Semiconductor Corporation, Term Loan B	2.113%	1-Month LIBOR	2.000%	9/19/26	BB+	6,203,287
12,488	Total Semiconductors & Semiconductor Equipment						12,352,099
	Software – 12.7% (7.7% of Total Investments)
2,643	Apttus Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,643,333
9,850	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B	9,856,205
2,212	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	2,215,670

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$4,000	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	$4,006,800
5,874	Dynatrace LLC, First Lien Term Loan	2.363%	1-Month LIBOR	2.250%	8/23/25	BB+	5,855,970
12,805	Emerald TopCo Inc, Term Loan	3.677%	3-Month LIBOR	3.500%	7/25/26	B	12,713,764
8,608	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B-	8,606,769
5,628	Finastra USA, Inc., First Lien Term Loan, (DD1)	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	5,541,601
6,127	Informatica LLC,, Term Loan B	3.363%	1-Month LIBOR	3.250%	2/14/27	B1	6,082,470
3,018	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	3,039,643
1,395	MA FinanceCo., LLC, Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	1,381,008
896	McAfee, LLC, Term Loan B	3.860%	1-Month LIBOR	3.750%	9/29/24	BB	897,183
3,550	RealPage Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	3,537,806
9,418	Seattle Spinco, Inc., Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	9,326,285
726	SkillSoft Corporation, First Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	746,548
2,345	SkillSoft Corporation, Takeback Second – Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	2,345,716
10,088	Sophia, L.P., First Lien Term Loan	4.500%	3-Month LIBOR	3.750%	10/07/27	B	10,100,745
3,139	SS&C European Holdings Sarl, Term Loan B4	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	3,108,612
4,233	SS&C Technologies Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	4,191,599
6,794	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	6,809,704
2,453	Ultimate Software Group Inc(The), Second Lien Incremental Term Loan	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	2,534,396
14,775	Ultimate Software Group Inc(The), Term Loan B	3.863%	1-Month LIBOR	3.750%	5/03/26	B1	14,799,157
120,577	Total Software						120,340,984
	Specialty Retail – 2.5% (1.5% of Total Investments)
1,746	Academy, Ltd, Term Loan	5.750%	1-Month LIBOR	5.000%	11/06/27	B	1,752,171
2,290	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,287,149
2,907	CWGS Group, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	11/08/23	BB-	2,902,867
16,360	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	16,427,485
23,303	Total Specialty Retail						23,369,672
	Technology Hardware, Storage & Peripherals – 1.9% (1.1% of Total Investments)
2,156	Ahead Data Blue, LLC, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B+	2,171,157
9,442	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	9,444,712
933	Peraton Holding Corp, Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	933,847
1,642	Peraton Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,643,483

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$3,647	Western Digital Corporation, Term Loan B4	1.860%	1-Month LIBOR	1.750%	4/29/23	BBB-	$3,650,488
17,820	Total Technology Hardware, Storage & Peripherals						17,843,687
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
1,745	CBI Buyer, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	1,742,452
	Trading Companies & Distributors – 3.1% (1.9% of Total Investments)
4,220	Core & Main LP, Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	4,212,446
6,395	Core & Main LP, Term Loan B	3.750%	1-Month LIBOR	2.750%	8/01/24	B	6,383,553
15,298	Hayward Industries, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	8/04/24	B+	15,317,149
3,259	Univar Inc., Term Loan B3	2.363%	1-Month LIBOR	2.250%	7/01/24	BBB-	3,257,033
29,172	Total Trading Companies & Distributors						29,170,181
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
988	Altice Financing SA, First Lien Term Loan	2.953%	3-Month LIBOR	2.750%	1/31/26	B	970,400
1,500	Gogo Intermediate Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,492,500
2,488	Total Wireless Telecommunication Services						2,462,900
$1,326,947	Total Variable Rate Senior Loan Interests (cost $1,310,001,660)						1,298,959,801

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 19.5% (11.9% of Total Investments)
	Aerospace & Defense – 1.2% (0.7% of Total Investments)
$10,720	Bombardier Inc, 144A, (8)	6.000%	10/15/22	CCC	$10,722,680
410	Bombardier Inc, 144A	6.125%	1/15/23	CCC	429,795
11,130	Total Aerospace & Defense				11,152,475
	Airlines – 0.6% (0.4% of Total Investments)
5,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (8)	6.500%	6/20/27	Baa3	5,487,500
	Auto Components – 0.3% (0.2% of Total Investments)
3,000	Clarios Global LP / Clarios US Finance Co, 144A, (8)	6.250%	5/15/26	B1	3,182,062
	Automobiles – 0.4% (0.3% of Total Investments)
4,000	Ford Motor Credit Co LLC, (8)	3.813%	10/12/21	BB+	4,040,000
	Capital Markets – 0.1% (0.1% of Total Investments)
1,000	LPL Holdings Inc, 144A, (8)	4.625%	11/15/27	BB	1,042,500
	Communications Equipment – 1.4% (0.8% of Total Investments)
4,000	CommScope Inc, 144A, (8)	5.500%	3/01/24	BB-	4,122,560
2,250	CommScope Inc, 144A, (8)	8.250%	3/01/27	B-	2,410,312

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Communications Equipment (continued)
$6,750	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	$6,687,141
13,000	Total Communications Equipment				13,220,013
	Consumer Finance – 1.1% (0.7% of Total Investments)
5,000	DAE Funding LLC, 144A, (8)	4.500%	8/01/22	Baa3	5,012,500
5,000	Verscend Escrow Corp, 144A, (8)	9.750%	8/15/26	CCC+	5,325,050
10,000	Total Consumer Finance				10,337,550
	Diversified Telecommunication Services – 1.3% (0.8% of Total Investments)
6,000	Avaya Inc, 144A, (8)	6.125%	9/15/28	B	6,375,000
1,000	Lumen Technologies Inc	6.450%	6/15/21	BB	1,005,000
5,000	Lumen Technologies Inc, (8)	5.800%	3/15/22	BB	5,157,500
12,000	Total Diversified Telecommunication Services				12,537,500
	Electric Utilities – 0.1% (0.0% of Total Investments)
3,750	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	4,687
265	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	281,067
265	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	279,740
4,280	Total Electric Utilities				565,494
	Equity Real Estate Investment Trust – 0.9% (0.5% of Total Investments)
1,721	Clear Channel Worldwide Holdings Inc, (8)	9.250%	2/15/24	CCC	1,796,294
6,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A, (8)	7.875%	2/15/25	B	6,465,000
7,721	Total Equity Real Estate Investment Trust				8,261,294
	Food & Staples Retailing – 0.7% (0.4% of Total Investments)
4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (8)	4.625%	1/15/27	BB-	4,160,000
2,000	JBS Investments II GmbH, 144A, (8)	5.750%	1/15/28	BB+	2,125,400
6,000	Total Food & Staples Retailing				6,285,400
	Food Products – 0.2% (0.1% of Total Investments)
2,000	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A, (8)	8.500%	6/01/26	CCC	2,060,000
	Health Care Providers & Services – 3.8% (2.3% of Total Investments)
2,000	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	B	2,107,500
3,335	CHS/Community Health Systems Inc, 144A, (8)	8.000%	3/15/26	B	3,593,463
725	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	797,500
2,000	CHS/Community Health Systems Inc, 144A, (8)	6.875%	4/15/29	CCC-	2,090,000
2,500	Molina Healthcare Inc, (8)	5.375%	11/15/22	BB-	2,621,875
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (8)	9.750%	12/01/26	CCC+	5,238,000
3,500	Tenet Healthcare Corp	5.125%	5/01/25	B1	3,542,000
8,500	Tenet Healthcare Corp, 144A, (8)	6.125%	10/01/28	B	8,967,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$6,805	Vizient Inc, 144A, (8)	6.250%	5/15/27	B	$7,208,128
34,215	Total Health Care Providers & Services				36,165,966
	Health Care Technology – 0.2% (0.1% of Total Investments)
1,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	1,869,900
	Hotels, Restaurants & Leisure – 1.4% (0.8% of Total Investments)
3,000	Carnival Corp, 144A, (8)	11.500%	4/01/23	Ba2	3,447,600
4,000	ESH Hospitality Inc, 144A, (8)	4.625%	10/01/27	BB-	4,240,000
5,285	IRB Holding Corp, 144A, (8)	6.750%	2/15/26	CCC+	5,475,260
12,285	Total Hotels, Restaurants & Leisure				13,162,860
	Household Durables – 0.0% (0.0% of Total Investments)
505	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	509,419
	Leisure Products – 0.4% (0.3% of Total Investments)
3,900	Academy Ltd, 144A, (8)	6.000%	11/15/27	B	4,150,770
	Machinery – 0.8% (0.5% of Total Investments)
6,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A, (8)	9.000%	2/15/23	CCC	5,967,600
1,576	Navistar International Corp, 144A	6.625%	11/01/25	CCC+	1,631,160
7,576	Total Machinery				7,598,760
	Media – 1.3% (0.8% of Total Investments)
1,575	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,621,557
3,000	Clear Channel Worldwide Holdings Inc, 144A, (8)	5.125%	8/15/27	B1	3,045,000
2,750	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	2,007,500
3,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Caa2	1,620,000
4,000	Houghton Mifflin Harcourt Publishers Inc, 144A, (8)	9.000%	2/15/25	BB-	4,280,000
6	iHeartCommunications Inc	6.375%	5/01/26	B+	6,316
14,331	Total Media				12,580,373
	Metals & Mining – 0.5% (0.3% of Total Investments)
2,000	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	2,050,000
2,120	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	2,326,700
4,120	Total Metals & Mining				4,376,700
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
2,000	CITGO Petroleum Corp, 144A, (8)	7.000%	6/15/25	BB	2,062,500
	Pharmaceuticals – 0.2% (0.2% of Total Investments)
1,250	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	1,271,875

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals (continued)
$913	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	$693,880
362	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	381,005
2,525	Total Pharmaceuticals				2,346,760
	Road & Rail – 0.5% (0.3% of Total Investments)
5,000	DAE Funding LLC, 144A, (8)	5.250%	11/15/21	Baa3	5,068,750
	Software – 0.2% (0.1% of Total Investments)
1,500	SS&C Technologies Inc, 144A, (8)	5.500%	9/30/27	B+	1,593,563
	Specialty Retail – 0.3% (0.2% of Total Investments)
1,140	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	1,168,420
675	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	731,342
545	Staples Inc, 144A	7.500%	4/15/26	B	564,075
2,360	Total Specialty Retail				2,463,837
	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)
3,000	Air Lease Corp, (8)	2.300%	2/01/25	BBB	3,083,258
6,000	Air Lease Corp, (8)	3.000%	2/01/30	BBB	5,992,400
9,000	Total Trading Companies & Distributors				9,075,658
	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)
4,000	Hughes Satellite Systems Corp, (8)	5.250%	8/01/26	BBB-	4,404,000
$184,288	Total Corporate Bonds (cost $175,517,351)				185,601,604

Shares	Description (1)	Value
	COMMON STOCKS – 1.5% (0.9% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
41,905	Cengage Learning Holdings II Inc, (9), (10)	$687,954
	Electric Utilities – 0.3% (0.2% of Total Investments)
80,962	Energy Harbor Corp, (9), (10), (11)	2,332,758
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
31,358	Vantage Drilling International, (9), (10)	101,914
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
211,860	Millennium Health LLC, (7), (10)	225,631
198,883	Millennium Health LLC, (7), (10)	201,866
	Total Health Care Providers & Services	427,497
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corp, (9), (10)	17,956
	Media – 0.1% (0.1% of Total Investments)
338,831	Clear Channel Outdoor Holdings Inc, (10)	850,466

Shares	Description (1)	Value
	Media (continued)
8	Cumulus Media Inc, (10)	$77
17,987	Tribune Co, (7), (10)	18
	Total Media	850,561
	Multiline Retail – 0.0% (0.0% of Total Investments)
196	Belk Inc, (9), (10)	4,312
	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)
135,006	California Resources Corp, (10)	3,199,642
64,647	California Resources Corp, (7), (10)	1,532,134
	Total Oil, Gas & Consumable Fuels	4,731,776
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
74,067	Advanz Pharma Corp Ltd, (10)	1,244,326
	Software – 0.4% (0.2% of Total Investments)
22,018	SkillSoft Corp, (9), (10)	3,632,970
955	SkillSoft Corp, (9), (10)	181,450
1,405	SkillSoft Corp, (7), (10)	1
2,810	SkillSoft Corp, (9), (10)	—
	Total Software	3,814,421
	Total Common Stocks (cost $26,406,508)	14,213,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)
	Media – 0.2% (0.1% of Total Investments)
$2,000	DISH Network Corp, (8)	3.375%	8/15/26	B1	$2,105,000
$2,000	Total Convertible Bonds (cost $2,060,785)				2,105,000

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.0% of Total Investments)
	Communications Equipment – 0.1% (0.0% of Total Investments)
37,723	Avaya Holdings Corp, (9)	$245,199
	Media – 0.0% (0.0% of Total Investments)
4,644	Cxloyalty Group Holdings Inc, (7)	5
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
629	California Resources Corp	2,516
	Entertainment – 0.0% (0.0% of Total Investments)
266,347	Cineworld Warrant, (9)	151,019
	Total Warrants (cost $6,030,510)	398,739

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
45,924	Fieldwood Energy Inc, (9), (10)	$46
9,278	Fieldwood Energy Inc, (9), (10)	9
	Total Common Stock Rights (cost $1,310,866)	55
	Total Long-Term Investments (cost $1,521,327,680)	1,501,278,674

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.2% (3.8% of Total Investments)
	INVESTMENT COMPANIES – 6.2% (3.8% of Total Investments)
59,088,675	BlackRock Liquidity Funds T-Fund Portfolio	0.015% (12)	$59,088,675
	Total Short-Term Investments (cost $59,088,675)		59,088,675
	Total Investments (cost $1,580,416,355) – 164.3%		1,560,367,349
	Borrowings – (42.3)% (13), (14)		(402,000,000)
	Reverse Repurchase Agreements, including accrued interest – (15.0)% (15)		(142,127,689)
	Other Assets Less Liabilities – (7.0)%		(66,341,882)
	Net Assets Applicable to Common Shares – 100%		$949,897,778
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,287,569,211	$11,390,590	$1,298,959,801
Corporate Bonds	—	185,601,604	—	185,601,604
Common Stocks	5,294,511	6,959,314	1,959,650	14,213,475
Convertible Bonds	—	2,105,000	—	2,105,000
Warrants	2,516	396,218	5	398,739
Common Stock Rights	—	55	—	55
Short-Term Investments:
Investment Companies	59,088,675	—	—	59,088,675
Total	$64,385,702	$1,482,631,402	$13,350,245	$1,560,367,349
The following is a reconociliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$ –	$436,054	$5
Gains (losses):
Net realized gains (losses)	247	–	–
Change in net unrealized appreciation (depreciation)	7,110,601	(697,401)	–
Purchases at cost	–	2,220,997	–
Sales at proceeds	(117,318)	–	–
Net discounts (premiums)	281,784	–	–
Transfers into	4,115,276	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$11,390,590	$1,959,650	$5
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$7,110,601	$(697,401)	$ –
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) California Resources Corporation are priced at a 25% discount to the closing price; (3) SkillSoft Corporation and TNT Crane & Rigging Inc. are priced at a placeholder value. Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. Warrants categorized as Level 3 are priced at placeholder value.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$ —	$ —	$(11,390,590)	$11,390,590	$ —

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $161,410,977 have been pledged as collateral for reverse repurchase agreements.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 25.8%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 9.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.